Investment Income - Schedule of Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investment Income [abstract]
Dividends received	$ 0.4	$ 0.0	$ 0.0
Interest received - environmental trust funds	0.6	0.5	1.0
Interest received - cash balances	6.8	5.1	7.3
Total investment income	$ 7.8	$ 5.6	$ 8.3